Income Taxes - Summary of Total Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	$ (3,917,940)	$ 259,477	$ (282,830)
Domestic Tax Authority [Member]
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	(3,966,322)	199,682	(356,019)
Foreign Tax Authority [Member]
Provision For Income Taxes [Line Items]
Income (loss) before income taxes	$ 48,382	$ 59,795	$ 73,189